Deferred income taxes and tax credit - Schedule of years of expiry for tax losses and tax credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets recognized	$ 0	$ 0
Tax losses not recognized and to be carried forward	613,206	437,013
R&D USA tax credits carried forward	26,255	10,765
Unused tax losses expired	14,735	6,209
Utilization of R&D tax credit (USA)	$ 546	436	$ 310
R&D tax credit carry forward period	20 years
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	$ 0	14,735
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	19,889	19,889
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	31,128	31,128
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	38,441	38,441
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	92,012	92,012
Beyond 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	431,736	240,808
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
R&D USA tax credits carried forward	1,059	783
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
R&D USA tax credits carried forward	2,569	1,839
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
R&D USA tax credits carried forward	7,117	3,387
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
R&D USA tax credits carried forward	7,026	4,756
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
R&D USA tax credits carried forward	$ 8,484	$ 0